STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 300,000,000 shares of Common Stock, and 50,000,000 shares of Preferred Stock.

Preferred stock

As of June 30, 2023 and at December 31, 2022, no Preferred shares have been designated or issued.

Common Stock

There were no shares issued in six months ended June 30, 2022.

As at January 1, 2023 there were 123,252,235 shares of common stock issued and outstanding.

On January 4, 2023 the Company issued 93,750 shares of Common Stock against $30,000, or $0.32/share, shown as stock subscription in the December 31, 2022 stockholders’ equity statement.

On February 10, 2023 the Company issued 156,250 shares of Common Stock against $50,000, or $0.32/share

On April 14, 2023 the Company issued 137,656 shares of Common Stock were against 3rd party supplier invoices amounting to $44,050, or $0.32/share

On April 14, 2023 the Company issued 6,763,562 shares of Common Stock to offset an affiliate against invoices paid on behalf of the Company and accrued salaries to our Officers, for a total value of $2,164,340., or $0.32/share

On April 18, 2023 the Company issued 78,125 shares of Common Stock against $25,000, or $0.32/share

On May 15, 2023 the Company issued 114,286 shares of Common Stock against $40,000, or $0.32/share

On May 17, 2023 the Company issued 522,138 shares of Common Stock in a conversion of a note for a value of $67,878 in principal and interest, or $0.13/share

On June 26, 2023 the Company issued 803,292 shares of Common Stock in a conversion of a note for a value of $104,428 in principal and interest, or $0.13/share

For the six months ended June 30, 2022, a net of 114,000 shares of Common Stock were awarded under the 2021 Stock Plan for a total value of $51,990, or at an average cost of $0.46 per share.

As at June 30, 2023, the Company have 132,035,294 shares of Common Stock issued and outstanding and at December 31, 2022 the Company had 123,252,235 shares of Common Stock issued and outstanding.

Common Stock Warrants

For the six months ended June 30, 2023 the Company issued 800,000 5-year warrants exercisable at $0.20/share, in connection with the refinancing of the convertible notes, valued at $0.436, based on Black and Scholes Option Pricing Model, for a total value of $348,637. For the six months ended June 30, 2022, the Company issued 264,060 5-year warrants exercisable at $0.25/share, valued at $0.16, based on Black and Scholes Option Pricing Model, for a total value of $42,250.

The fair value of stock warrants granted for the 6 months ended June 30, 2022 was calculated with the following assumptions:

	June 30, 2023	June 30, 2022
Risk-free interest rate	3.97%	1.53%
Expected dividend yield	0%	0%
Volatility factor (monthly)	147.58%	169.27%
Expected life of warrant	5 years	5 years

The following table summarizes the Company’s common stock warrant activity for the 6 months ended June 30, 2023 and 2022:

	Number of Warrants*	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2022	272,000	$2.00	2.9
Granted	264,030	0.26	5.0
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at June 30, 2022	536,030	1.14	3.7

Outstanding as at January 1, 2023	542,030	$0.42	4.1
Granted	800,000	0.20	5.0
Exercised	—	—	—
Forfeited/Canceled	—	—	—
Outstanding as at June 30, 2023	1,342,030	$0.29	4.4

*	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.09, or 1,050,114 shares in a cash-less exercise. In order to mitigate the Company’s risk an administrative hold has been placed on one shareholder’s stock in the event of future exercise.

The following table summarizes information about stock warrants that are vested or expected to vest at June 30, 2023:

	Warrants Outstanding				Exercisable Warrants
Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
800,000	$0.20	4.9	$—	800,000	$0.20	4.9	$—
492,030	0.26	3.8	—	492,030	0.26	4.1	—
50,000	2.00	1.3	—	50,000	2.00	1.3	—
1,342,030	$0.29	4.4	$—	1,342,030	$0.29	4.4	$—

The following table sets forth the status of the Company’s non-vested warrants as at June 30, 2023 and 2022:

	Number of Warrants	Weighted-Average Grant-Date Fair Value
Non-vested as at January 1, 2022	—	—
Granted	264,030	0.25
Forfeited	—	—
Vested	—	—
Non-vested as at June 30, 2022	—	$—

Non-vested as at January 1, 2023	—	$—
Granted	800,000	0.20
Forfeited	—	—
Vested	—	—
Non-vested as at June 30, 2023	—	$—

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred stock

As at December 31, 2022 and 2021, no preferred shares have been designated or issued.

Common stock

On June 4, 2021, 930,864 shares of Common Stock were issued to two consultants as a result of conversion of accrued interest and principal for two convertible notes for a total of $121,042.

On June 4, 2021, 7,591,261 shares of Common Stock were issued to management as a result of conversion of accrued interest and principal for three convertible notes for a total of $986,864. To avoid dilution of the Company stock, the shares were returned to treasury and cancelled on November 20, 2021, and the original debt consisting of accrued salary was forgiven.

On December 3, 2021 a Company affiliate converted their holdings in the Subsidiary into 4,754,552 shares of Common Stock, or $0.2945/share in accordance with a joint venture agreement.

On August 15, 2022 1,400,000 shares were sold in a private placement for an amount of $600,000, or $0.43/share.

On August 31, 2022, 6,081,484 shares of Common Stock were issued against convertible notes with a principal of $1,467,000 and an accrued interest of $53,371, or $0.25/share.

On September 8, 2022, 4,139,503 shares of Common Stock were issued in exchange against four outstanding warrants including provisions for dilutive issuance and cashless exercise.

On November 28, 2022, 156,250 shares were sold in a private placement for an amount of $50,000, or $0.32/share.

On December 29, 2022, 93,750 shares were sold in a private placement for an amount of $30,000, or $0.32/share. The investment appears under the label Stock subscription in the Stockholders equity and are not included in the outstanding shares at December 31, 2022.

For the year ended December 31, 2022, a net of 716,000 shares of Common Stock were awarded, at an average cost per share of $0.25, under the 2021 Stock Plan for a total value of $178,676. For the year ended December 31, 2021, a net of 7,704,909 shares of Common Stock were awarded, at an average cost per share of $0.07, under the 2010 and the 2021 Stock Plans for a total value of $557,422.

As at December 31, 2022, the Company has 123,252,235 shares of Common Stock issued and outstanding. At December 31, 2021 there were 110,840,998 shares of Common Stock issued and outstanding.

Common Stock Warrants

The fair value of stock warrants granted for the year ended December 31, 2021 was calculated with the following assumptions:

	2022	2021
Risk-free interest rate	1.37 – 4.45%	0.16 - 1.00%
Expected dividend yield	0%	0%
Volatility factor (monthly)	155.52%	175.34%
Expected life of warrant	5 years	5 years

For the year ended December 31, 2022 the Company awarded 492,030 warrants, valued at $190,335, while 22,000 warrants were retired, valued at $6,763, and 4,139,503 shares of Common Stock were issued in a cashless exercise. For the year ended December 31, 2021 the Company did not issue any warrants.

The following table summarizes the Company’s Common Stock warrant activity for the year ended December 31, 2022 and 2021:

	Number of Warrants *	Weighted Average Exercise Price	Weighted Average Remaining Expected Term
Outstanding as at January 1, 2021	272,000	$2.00	3.9
Granted	—	—	—
Exercised	—	—	—
Forfeited/Cancelled	—	—	—
Outstanding as at December 31, 2021	272,000	2.00	3.7
Granted	492,030	0.26	5.0
Exercised	(200,000)	2.00	—
Forfeited/Cancelled	(22,000)	2.00	—
Outstanding as at December 31, 2022	542,030	$0.42	4.1

*	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.09, or 1,050,114 shares in a cash-less exercise. In order to mitigate the Company’s risk an administrative hold has been placed on one Shareholder’s stock in the event of future exercise.

The following table summarizes information about stock warrants that are vested or expected to vest at December 31, 2022 with a market price of $0.48 at December 31, 2022:

	Warrants Outstanding				Exercisable Warrants
Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
492,030	0.26	4.3	$107,014	492,030	0.26	4.3	$107,014
50,000	$2.00	1.8	$—	50,000	$2.07	1.8	$—
542,030	$1.14	4.1	$107,014	542,030	$0.42	4.1	$107,014

The weighted-average remaining contractual life for warrants exercisable at December 31, 2022 is 4.1 years. The aggregate intrinsic value for fully vested, exercisable warrants was $107,014 at December 31, 2022.

The following table sets forth the status of the Company’s non-vested warrants as at December 31, 2022, there were no warrants issued for the year ended at December 31, 2021.

	Number of Warrants	Weighted- Average Grant-Date Fair Value per share
Non-vested as at December 31, 2021	—	$—
Granted	492,030	0.26
Forfeited/Cancelled	—	—
Vested	492,030	0.26
Non-vested as at December 31, 2022	—	$—

Common Stock Options

For the year ended December 31, 2022 there were no options awarded under the 2021 Stock Plan. However, 144,000 options were forfeited. For the year ended December 31, 2021 there were 135,000 options awarded under the 2021 Stock Option Plan. The options total fair value at the time of award was $14,490.